Quarterly Results of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted									$ 663,763,000		$ 529,280,000		$ 489,852,000
Net income (loss) attributable to common stockholders	39,988,000	(4,563,000)	45,646,000	25,812,000	31,700,000	19,130,000	59,240,000	61,119,000	106,882,000		171,190,000		260,098,000
Net income (loss) attributable to common stockholders per share:
Net income attributable to common stockholders	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.84	[1]	$ 1.50	[1]	$ 2.77	[1]
Net income attributable to common stockholders	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.83	[1]	$ 1.49	[1]	$ 2.76	[1]
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income amounts and per share attributable to losses on extinguishment of debt											(26,374,000)
Decreases in net income and amounts per share are primarily attributable to Provisions for loan losses		(28,918,000)							29,684,000		23,261,000		94,000
Decreases in net income and amounts per share are primarily attributable to transaction costs		(18,835,000)							46,660,000
Additional expenses attributable to business combination purchase price adjustments		(5,687,000)
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	202,456,000	176,146,000	163,131,000	152,759,000	147,261,000	145,098,000	141,686,000	144,328,000
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(4,426,000)	(7,203,000)	(9,382,000)	(9,717,000)	(10,092,000)	(12,235,000)	(12,088,000)	(14,678,000)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 198,030,000	$ 168,943,000	$ 153,749,000	$ 143,042,000	$ 137,169,000	$ 132,863,000	$ 129,598,000	$ 129,650,000

[1]	Amounts may not sum due to rounding